Other Long Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other long term liabilities
Other long term liabilities consist of:

	December 31, 2021	December 31, 2020
Deferred credit(1)	$20,788	$20,788
Other tax payables	16	54
Severance liabilities	4,887	6,231
	$25,691	$27,073
(1)Represents the obligation to deliver future silver production of Navidad pursuant to a silver stream contract.